NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Net Revenues
The Company disaggregates its net revenues primarily by segment, service type, and country from which revenues are invoiced, as the nature, timing and uncertainty of cash flows are relatively consistent within each of these categories. The following tables provide disclosure of disaggregated net revenues by segment for the years ended December 31, 2024, 2023, and 2022. During 2025, to align with how the businesses are managed, the Company moved the Heating, Ventilation, and Air Conditioning ("HVAC") business from the Safety Services segment into the Specialty Services segments. As such, prior period amounts have been recast to reflect this change as of the beginning of the earliest period presented. See Note 17 – “Segment Information” for additional information.Disaggregated net revenues information is as follows:

	Year Ended December 31, 2024
	Safety Services	Specialty Services	Consolidated
Life Safety	$4,797	$—	$4,797
HVAC	—	429	429
Infrastructure/Utility	—	998	998
Fabrication	—	230	230
Specialty Contracting	—	572	572
Corporate and Eliminations	—	—	(8)
Net revenues	$4,797	$2,229	$7,018

	Year Ended December 31, 2023
	Safety Services	Specialty Services	Consolidated
Life Safety	$4,425	$—	$4,425
HVAC	—	452	452
Infrastructure/Utility	—	1,216	1,216
Fabrication	—	201	201
Specialty Contracting	—	649	649
Corporate and Eliminations	—	—	(15)
Net revenues	$4,425	$2,518	$6,928

	Year Ended December 31, 2022
	Safety Services	Specialty Services	Consolidated
Life Safety	$4,123	$—	$4,123
HVAC	—	452	452
Infrastructure/Utility	—	1,143	1,143
Fabrication	—	251	251
Specialty Contracting	—	618	618
Corporate and Eliminations	—	—	(29)
Net revenues	$4,123	$2,464	$6,558

	Year Ended December 31, 2024
	Safety Services	Specialty Services	Corporate and Eliminations	Consolidated
United States	$2,168	$2,223	$(8)	$4,383
France	637	—	—	637
Other	1,992	6	—	1,998
Net revenues	$4,797	$2,229	$(8)	$7,018

	Year Ended December 31, 2023
	Safety Services	Specialty Services	Corporate and Eliminations	Consolidated
United States	$1,876	$2,477	$(15)	$4,338
France	607	—	—	607
Other	1,942	41	—	1,983
Net revenues	$4,425	$2,518	$(15)	$6,928

	Year Ended December 31, 2022
	Safety Services	Specialty Services	Corporate and Eliminations	Consolidated
United States	$1,696	$2,395	$(29)	$4,062
France	564	—	—	564
Other	1,863	69	—	1,932
Net revenues	$4,123	$2,464	$(29)	$6,558

Summary of Accounts Receivable, Net of Allowances, Contract Assets and Contract Liabilities from Contracts with Customers	The balances of accounts receivable, net of allowances, contract assets and contract liabilities from contracts with customers as of December 31, 2024, 2023, and 2022 are as follows:

	Accounts receivable, net of allowances	Contract assets	Contract liabilities
Balance at December 31, 2024	$1,444	$453	$590
Balance at December 31, 2023	1,395	436	526
Balance at December 31, 2022	1,313	459	463